Annual Total Returns - BlackRock LifePath Dynamic 2030 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2030 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.63%)
Annual Return 2012	13.09%
Annual Return 2013	13.66%
Annual Return 2014	5.32%
Annual Return 2015	(2.05%)
Annual Return 2016	7.24%
Annual Return 2017	17.67%
Annual Return 2018	(5.48%)
Annual Return 2019	22.07%
Annual Return 2020	13.05%